CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES:
Net income (loss)	$ (491,999)	$ 16,420
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible note payable	1,570	$ 23,094
Impairment of intangible assets	$ 150,000
Gain on forgiveness of debt		$ (107,220)
Preferred stock issued for services	$ 10,000
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	$ 221,666	$ (46,721)
Accounts payable and accrued liabilities, related party		(24,857)
Accrued interest payable	$ 1,344	16,524
NET CASH USED IN OPERATING ACTIVITIES	(107,419)	$ (122,760)
INVESTING ACTIVITIES:
Acquisition of subsidiary	(35,000)
NET CASH USED IN INVESTING ACTIVITIES	(35,000)
FINANCING ACTIVITIES:
Proceeds from sale of common stock	19,500	$ 297,000
Proceeds from convertible notes payable	121,805
Cash overdraft	$ 1,034
Repayment of related party advances		$ (197,500)
Proceed from related party advances		22,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	$ 142,339	122,000
NET INCREASE (DECREASE) IN CASH	(80)	(760)
CASH, at the beginning of the year	$ 80	840
CASH, at the end of the year		$ 80
Supplemental Disclosures of Cash Flow Information:
Cash paid during year for Interest
Cash paid during year for Taxes
Noncash investing and financing transactions
Refinancing of advances into convertible notes payable	$ 121,805
Beneficial conversion on convertible note payable	221,805
Convertible note payable issued for acquisition of subsidiary (See Note 4)	$ 100,000